Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 27, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017
LS Theta Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION LS Theta Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LS Theta Fund (the “Fund”) is to seek to generate current income with a low correlation to the risks and returns of major market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by selling listed weekly put options on U.S. equity indices, U.S. exchange-traded funds (“ETFs”), and common stock of U.S. issuers across any market capitalization. The equity indices on which the Fund sells put options will primarily reflect the general U.S. equity market. The ETFs on which the Fund sells put options will primarily seek to track various benchmark indices which include but are not limited to different asset classes such as equities and fixed income. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy, the underlying instrument at a specified exercise price. Put options are among the types of instruments commonly referred to as derivatives. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets that are in excess of the income collected. The potential returns of the Fund generated by such investments are generally limited to the amount of option premiums the Fund receives. While the Fund’s adviser expects that the Fund will primarily write weekly put options (i.e., options that expire at 4 p.m. (Eastern Time) every Friday of every week), the Fund reserves the right to utilize options of various expirations.

The Fund focuses primarily on equity index options which offer both European settlement (i.e., options can only be exercised at their expiration date) and cash settlement (i.e., options carry an obligation by their seller to pay the difference between their strike price and their settlement value instead of allowing the seller to take delivery of securities). However, the Fund reserves the right to use options which offer American settlement (i.e., options can be exercised any time prior to their expiration date) which may allow delivery of underlying stock.

The Fund will segregate cash, other liquid assets (for example, Treasury Bills and money market fund shares, etc.) and investment grade corporate bonds (with an average weighted maturity of less than 5 years) in an amount equal to the Fund’s obligations under each put option sold by the Fund so that each option sold will be secured, or “covered”. The Fund’s adviser intends to limit the use of leverage by ensuring that the aggregate value of the underlying securities (as measured by the strike price of the puts) of the put options sold will not exceed the Fund’s total net assets.

The Fund’s adviser employs a disciplined portfolio construction process that relies on guidelines to govern capital allocations based on a quantitative methodology designed by the Fund’s adviser to measure the perceived risk of the broad U.S. equity market. In making this determination, the Fund’s adviser considers various factors including but not limited to the overall volatility (rate of change) in the markets. The Fund’s adviser bases allocation decisions among the various indices, ETFs and common stock on a combination of quantitative risk measures and a qualitative assessment of potential risk/reward scenarios, with the ultimate goals of dampening volatility in the Fund’s portfolio and maintaining adequate portfolio diversification while achieving the Fund’s targeted return potential. The Fund’s adviser evaluates the metrics associated with the valuation of options, including volatility, time to expiration and the relationship of the exercise price to the prevailing market price of the index, ETF or common stock. There can be no guarantee that the strategy of the Fund’s adviser will be successful in this regard.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

•	Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Equity Risk. The value of certain put options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk. The value of equity securities may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers participate, or factors relating to specific companies.

•	Put Option Risk. Options are generally subject to volatile swings in price based on changes in value of the underlying instrument and the value of the Fund’s positions in options may be subject to greater fluctuations in value than investments in the underlying instrument. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. The Fund will segregate sufficient liquid assets to cover its obligations under each option on an ongoing basis. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying instruments.

•	Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

•	Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•	ETF Risk. The value of certain put options sold by the Fund is based on the value of the ETFs underlying such options. Accordingly, the Fund is exposed to ETF risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. An ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

•	Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Fixed Income Securities (Bond) Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than higher rated securities.

•	Interest rate risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indexes. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.lsthetafund.com, or by calling the Fund at 844-854-7843. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-854-7843
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lsthetafund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return for the Fund as of March 31, 2017 was 1.67%.

Institutional Class Shares
Highest Calendar Quarter Return at NAV	2.36%	Quarter Ended 06/30/2015
Lowest Calendar Quarter Return at NAV	(0.88)%	Quarter Ended 12/31/2015

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.67%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
LS Theta Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LQTVX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	lsthe_WireFee	$ 20
Overnight check delivery fee	lsthe_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.02%	[1]
All other expenses	rr_Component2OtherExpensesOverAssets	1.45%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.47%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.72%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.22%)	[1],[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%	[1]
One Year	rr_ExpenseExampleYear01	$ 153
Three Years	rr_ExpenseExampleYear03	729
Five Years	rr_ExpenseExampleYear05	1,331
Ten Years	rr_ExpenseExampleYear10	$ 2,962
1 Year	rr_AverageAnnualReturnYear01	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
LS Theta Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LQTIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	lsthe_WireFee	$ 20
Overnight check delivery fee	lsthe_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.02%	[1]
All other expenses	rr_Component2OtherExpensesOverAssets	1.45%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.47%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.22%)	[1],[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%	[1]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	653
Five Years	rr_ExpenseExampleYear05	1,205
Ten Years	rr_ExpenseExampleYear10	$ 2,714
Annual Return 2015	rr_AnnualReturn2015	2.78%
Annual Return 2016	rr_AnnualReturn2016	6.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.88%)
1 Year	rr_AverageAnnualReturnYear01	6.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
LS Theta Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014	[3]
LS Theta Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.70%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014	[3]
LS Theta Fund | CBOE S&P 500 One-Week PutWrite Index (Reflects No Deductions for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Investor Class and Institutional Class shares of the Fund, respectively. This agreement is in effect until April 30, 2018, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.